EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

(in millions except per share amounts)	Three Months Ended March 31,
	2023	2022
Net income attributable to equity shareholders of the Company	$254	$179

Weighted average shares outstanding
Basic	550	532
Diluted	555	549

Total basic and diluted EPS attributable to equity shareholders
Basic	$0.46	$0.34
Diluted	$0.46	$0.33